Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE 10 - RETIREMENT PLANS

The Corporation maintains a 401(k) plan for the benefit of eligible employees. Employer contributions include matching a portion of employee contributions and a discretionary contribution determined by the Corporation. Corporation contributions to the Plan were $197,000 and $187,000 for 2012 and 2011.

The Corporation maintains non-qualified compensation plans for selected employees (supplemental retirement) and directors (deferred fees). The estimated present value of future benefits is accrued over the period from the effective date of the agreements until the expected retirement dates of the individuals. Expenses include the following amounts for these non-qualified plans:

	2012	2011
	(In Thousands)

Employee compensation	$19	$80
Director compensation	85	76

The balance accrued for these plans included in other liabilities as of December 31, 2012 and 2011 totaled $1,760,000 and $1,694,000.

To fund the benefits under these plans, the Corporation is the owner of single premium life insurance policies on participants in the non-qualified retirement plans. At December 31, 2012 and 2011, the cash value of these policies was $8,250,000 and $7,399,000.